Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ 2,804	¥ (6,917)	¥ (19,839)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	46,861	49,194	48,352
Interest cost on projected benefit obligation	11,091	10,969	13,504
Expected return on plan assets	(71,078)	(74,744)	(74,270)
Amortization of net actuarial loss	17,019	5,641	731
Amortization of prior service cost	(1,205)	(1,204)	(1,210)
Loss (gain) on settlements and curtailment	(4,605)	(2,366)	(5,980)
Net periodic benefit cost (income)	(1,917)	(12,510)	(18,873)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	13,947	14,406	12,395
Interest cost on projected benefit obligation	14,295	17,370	14,958
Expected return on plan assets	(31,161)	(31,382)	(33,266)
Amortization of net actuarial loss	11,560	8,685	9,993
Amortization of prior service cost	(2,614)	(2,633)	(3,039)
Loss (gain) on settlements and curtailment	30	223	49
Net periodic benefit cost (income)	6,057	6,669	1,090
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	229	366	525
Interest cost on projected benefit obligation	793	1,159	1,046
Expected return on plan assets	(2,118)	(1,882)	(2,314)
Amortization of net actuarial loss	208	1,162	707
Amortization of prior service cost	(448)	(1,881)	(2,020)
Net periodic benefit cost (income)	¥ (1,336)	¥ (1,076)	¥ (2,056)